Organization and Principal Activities (Details) - Schedule of financial statements of VIEs - VIEs [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Organization and Principal Activities (Details) - Schedule of financial statements of VIEs [Line Items]
Total assets	$ 194,019	$ 143,356
Total liabilities	$ 69,012	$ 37,095